Share capital - Stock Options Rollforward (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of outstanding options, beginning of year (in shares) | shares	30,967	30,927
Number of options granted (in shares) | shares	22,064	3,042
B2Gold replacement options on acquisition of Sabina (in shares) | shares		3,342
Number of options exercised (in shares) | shares	(1,247)	(5,098)
Number of options forfeited or expired (in shares) | shares	(1,579)	(1,246)
Number of outstanding options, ending of year (in shares) | shares	50,205	30,967
Weighted-average exercise price, beginning of year (in Cdn.$per share) | $ / shares	$ 5.09	$ 4.98
Weighted average exercise price, options granted (in Cdn.$per share) | $ / shares	3.71	4.80
Weighted average exercise price, B2Gold replacement options on acquisition of Sabina (in Cdn.$ per share) | $ / shares		3.87
Weighted average exercise price, options exercised (in Cdn.$ per share) | $ / shares	3.39	3.42
Weighted average exercise price, options forfeited or expired (in Cdn.$per share) | $ / shares	5.01	5.28
Weighted-average exercise price, end of year (in Cdn.$per share) | $ / shares	$ 4.53	$ 5.09